Nature of Business and Operations - Summary of the Reconcile Number of Shares of Common Stock Issued Through Business Combination (Details) - shares		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		180,113,551
Issuance of common stock for acquisitions (in shares)		4,400,000
Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		297,385,981
Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		166,243,491
Less: redemption of Jaws shares (in shares)	(6,509)	(6,509)
Jaws Acquisition Corp | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		306,843,662
Less: redemption of Jaws shares (in shares)			0
Jaws Acquisition Corp | PCIH Shareholders | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Issuance of common stock for acquisitions (in shares)		0
Jaws Acquisition Corp | PCIH Shareholders | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Issuance of common stock for acquisitions (in shares)			306,843,662
Jaws Acquisition Corp | PIPE Financing | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Shares issued in PIPE financing (in shares)	80,000,000.0
Issuance of common stock for acquisitions (in shares)		166,243,491
Jaws Acquisition Corp | PIPE Financing | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Issuance of common stock for acquisitions (in shares)			0
Common Stock | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Issuance of common stock for acquisitions (in shares)		4,412,379
Common Stock | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		68,993,491
Common Stock | Jaws Acquisition Corp | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		0
Founder Shares | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		17,250,000
Founder Shares | Jaws Acquisition Corp | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		0
PIPE Financing Shares | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Shares issued in PIPE financing (in shares)		80,000,000
PIPE Financing Shares | Jaws Acquisition Corp | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Shares issued in PIPE financing (in shares)			0
Stock Outstanding Prior To Business Combination | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)	69,000,000.0	69,000,000
Stock Outstanding Prior To Business Combination | Jaws Acquisition Corp | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding (in shares)		0